Label	Element	Value
Class A Prospectus | SIMT Multi-Strategy Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
Tax-Managed Small/Mid Cap Fund
Multi-Strategy Alternative Fund
(the "Funds")

Supplement dated November 6, 2015
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on July 17, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the fees and expenses and portfolio management of the Funds.

Risk/Return [Heading]	rr_RiskReturnHeading	SIMT Multi-Strategy Alternative Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Restatement of the Fees and Expenses for the Multi-Strategy Alternative Fund

Under the section titled "Fund Summary," under the heading entitled "Fees and Expenses," under the sub-heading entitled "Annual Fund Operating Expenses," the table is hereby deleted and replaced with the following in order to reflect the Fund's current fees and expenses:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	(expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE is based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	In addition, under the same heading, under the sub-heading entitled "Example," the table is hereby deleted and replaced with the following:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Class A Prospectus | SIMT Multi-Strategy Alternative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Dividends on Shorts	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.61%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.63%	[1]
Acquired Funds Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.37%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 353
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,074
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,817
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,774

[1]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	AFFE is based on estimated amounts for the current fiscal year. The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.